Related party and employee transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($) item	Jun. 24, 2017 USD ($)
Related Party Transaction [Line Items]
Advances to employees	$ 529,055	$ 2,350,852
Total consideration		604,914	$ 8,720,772
Net gain			59,970
Director [Member]
Related Party Transaction [Line Items]
Director's remuneration amount	$ 6,447,214	$ 7,036,954	$ 7,056,388
Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold	5.54%
Beijing Xinyuan Wanzhong Real Estate Co, Ltd ("Beijing Wanzhong") [Member]
Related Party Transaction [Line Items]
Long-term investment				$ 2,142,573
Key Management Personnel [Member] | Eight real estate project companies sold
Related Party Transaction [Line Items]
Number of real estate project companies sold | item		8	8
Key Management Personnel [Member] | Eight real estate project companies sold | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold		5.59%	5.54%
Key Management Personnel [Member] | Eight real estate project companies sold | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of ownership sold		0.57%	0.50%
Key Management Personnel [Member] | One real estate project companies sold
Related Party Transaction [Line Items]
Percentage of ownership sold	6.03%	6.03%
Total consideration	$ 1,300,135	$ 1,300,135